Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment and intangible assets	$ 7,255,084	$ 6,457,104
Right-of-use assets	278,814	263,424
Deferred tax assets	55,183	55,428
Other non-current assets	140,633	128,190
Total non-current assets	7,729,714	6,904,146
Current assets
Cash and cash equivalents	3,803,944	2,489,672
Accounts and other receivables	142,043	239,018
Inventories	95,780	91,473
Prepaid expenses and other current assets	461,226	396,376
Total current assets	4,502,993	3,216,539
Total assets	12,232,707	10,120,685
Shareholders' equity
Share capital	4,509	4,479
Share premium	5,030,762	5,008,513
Treasury shares	(124,109)	(124,109)
Other paid-in equity	311,222	213,329
Other components of equity	36,075	(36,108)
Retained losses	(4,164,681)	(5,288,833)
Equity attributable to shareholders of Viking Holdings Ltd	1,093,778	(222,729)
Non-controlling interests	27,564	3,752
Total shareholders' equity	1,121,342	(218,977)
Non-current liabilities
Long-term debt	5,127,368	4,866,159
Long-term portion of lease liabilities	212,437	207,594
Other non-current liabilities	54,295	45,344
Total non-current liabilities	5,394,100	5,119,097
Current liabilities
Accounts payables	259,013	236,382
Current portion of long-term debt	374,607	469,766
Short-term portion of lease liabilities	26,484	28,944
Deferred revenue	4,605,161	4,061,344
Accrued expenses and other current liabilities	452,000	424,129
Total current liabilities	5,717,265	5,220,565
Total shareholders' equity and liabilities	$ 12,232,707	$ 10,120,685